Notes to the consolidated statement of cash flows (Tables)	12 Months Ended
Jun. 30, 2021
Notes to the consolidated statement of cash flows
Summary of liabilities from financing activities

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Shareholder Loans	Total
Interest payments on financial liabilities	(185)	(486)	—	(671)
Lease payments	—	(5,070)	—	(5,070)
Change in Cash Flow	(185)	(5,556)	—	(5,741)
Net debt as of July 1, 2018	—	23,330	114,208	137,538
Additions (Disposals)	3,649	104	(1,445)	2,308
Interest expenses	185	486	13,315	13,986
Total change in liabilities	3,834	590	11,870	16,294
Net debt as of June 30, 2019	3,649	18,364	126,079	148,092

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Shareholder Loans	Total
Interest payments on financial liabilities	(951)	(523)	(1,499)	(2,973)
Lease payments	—	(4,256)	—	(4,256)
Change in Cash Flow	(951)	(4,779)	(1,499)	(7,229)
Net debt as of July 1, 2019	3,649	18,364	126,079	148,092
Additions (Disposals)	6,351	5,607	56,969	68,927
Interest expenses	951	523	9,645	11,119
Total change in liabilities	7,302	6,130	66,614	80,046
Net debt as of June 30, 2020	10,000	19,715	191,194	220,909

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Shareholder Loans	Total
Interest payments on financial liabilities	(521)	(612)	(3,125)	(4,257)
Lease payments	—	(5,800)	—	(5,800)
Change in Cash Flow	(521)	(6,412)	(3,125)	(10,057)
Net debt as of July 1, 2020	10,000	19,715	191,194	220,909
Additions (Disposals)	(11,041)	(12,591)	(197,444)	(221,076)
Interest expenses	521	612	3,125	4,257
Total change in liabilities	(10,520)	(11,979)	(194,319)	(216,819)
Net debt as of June 30, 2021	—	14,147	—	14,147